Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On April 5, 2023, the Company entered into a sale and purchase agreement with Sony Life Singapore Pte. Ltd., a Singapore private limited company, to purchase 100% equity interest in Sony Life Financial Advisers Pte. Ltd. (“SLFA”) for a cash consideration of SGD2,500,000 (equivalent to $1,882,000). The closing of the transaction expects to be in the third-quarter of 2023, which subjects to certain customary closing conditions.

On April 18, 2023, the Company approved a share repurchase program authorizing to purchase up to 1,000,000 ordinary shares at a maximum price of $10 per share from the open market, for a term of one year, no later than April 18, 2024.

On April 28, 2023, pursuant to the Share Award Scheme, the Company issued 1,000,000 ordinary shares to a consultant to compensate the services to be rendered in a term of three months.

On May 3, 2023, pursuant to the Share Award Scheme, the Company issued 100,000 ordinary shares to a consultant to compensate the services to be rendered in a term of six months.

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2023, up to May 15, 2023 that the unaudited condensed consolidated financial statements were available to be issued.

NOTE 22 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2022, up to the date that the audited consolidated financial statements were available to be issued.

On February 24, 2023, the Company entered into a Subscription Agreement and a Convertible Loan Note Instrument (the “Note”) (collectively the “Agreements”) with CurrencyFair Limited (“CurrencyFair”), its 8.37%-owned investee (Investment A). Pursuant to the Agreements, the Company agrees to subscribe an amount of $1,673,525, which is payable on or before January 31, 2024 and bears a fixed interest rate of 8% per annum. At the maturity on April 30, 2024, the Company, at its discretion, has option to convert the Note into the voting shares of CurrencyFair. Subsequently, up to the issuance of the audited consolidated financial statements, the Company paid $589,086 for the subscription of the Note.

On February 24, 2023, pursuant to the Share Award Scheme, the Company registered and reserved 11,675,397 ordinary shares, representing 20% of the total issued and outstanding ordinary shares of the Company as of December 31, 2022, for issuance or may become issuable.

On March 3, 2023, pursuant to the Share Award Scheme, the Company approved and granted 1,200,000 ordinary shares to a consultant. The shares are vested and issued immediately on the date of grant to compensate the prior services provided. The weighted average grant-date fair value of the shares granted was $2.1575 per share.